Taxes - Components of the income tax provision (Details)	6 Months Ended
	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 CNY (¥)
Taxes.
Current	¥ 12,711	$ 1,873	¥ 34,806
Deferred	(869,289)	(128,117)	(232,572)
Total income taxes benefit	¥ (856,578)	$ (126,244)	¥ (197,766)